Pension and Other Postretirement Benefits, Fair Value of Postretirement Benefit Plans Assets (Details) - Postretirement Benefit Plans [Member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity securities [Abstract]
Fair value of company's plan assets	$ 67	$ 60	$ 57
Percentage of mutual fund in total investment in fixed income - investment grade securities	77.00%	73.00%
Percentage of pooled bond funds in total investment in fixed income - investment grade securities	23.00%	27.00%
Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	$ 53	$ 49
Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	11	8
Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. Equity [Member]
Equity securities [Abstract]
Fair value of company's plan assets	38	37
U.S. Equity [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	38	37
U.S. Equity [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
U.S. Equity [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
International Equity [Member]
Equity securities [Abstract]
Fair value of company's plan assets	2	1
International Equity [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	2	1
International Equity [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
International Equity [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Fixed Income - Investment Grade [Member]
Equity securities [Abstract]
Fair value of company's plan assets	13	11
Fixed Income - Investment Grade [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	10	8
Fixed Income - Investment Grade [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	3	3
Fixed Income - Investment Grade [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Fixed Income - High Yield [Member]
Equity securities [Abstract]
Fair value of company's plan assets	3	2
Fixed Income - High Yield [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Fixed Income - High Yield [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	3	2
Fixed Income - High Yield [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Real Estate Investment Trusts [Member]
Equity securities [Abstract]
Fair value of company's plan assets	3	3
Real Estate Investment Trusts [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	3	3
Real Estate Investment Trusts [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Real Estate Investment Trusts [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Other [Member]
Equity securities [Abstract]
Fair value of company's plan assets	5	3
Other [Member] | Level 1 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Other [Member] | Level 2 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	5	3
Other [Member] | Level 3 [Member]
Equity securities [Abstract]
Fair value of company's plan assets	0	0
Total Assets at Fair Value [Member]
Equity securities [Abstract]
Fair value of company's plan assets	64	57
Other Investments Measured at Net Asset Value [Member]
Equity securities [Abstract]
Liabilities for unsettled trades, net	$ 3	$ 3